Going Concern	3 Months Ended
Jun. 30, 2011
Risks and Uncertainties [Abstract]
Going Concern

NOTE 2 – GOING CONCERN

As of June 30, 2011, Epazz had an accumulated deficit of $1,779,648 and a working capital deficit of $130,652. This creates a substantial doubt as to Epazz's ability to continue as a going concern.

Epazz will require substantial additional funding for continuing research and development, obtaining regulatory approval and for the commercialization of its products.  Management expects to be able to raise enough funds to meet its working capital requirements through debt and/or equity financing.  There is no assurance that Epazz will be able to obtain sufficient additional funds when needed, or that such funds, if available, will be obtainable on terms satisfactory to Epazz.  The financial statements do not include any adjustments that might be necessary should Epazz be unable to continue as a going concern.